MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM10 ABS-15G

Exhibit 99.4s6

Client Name:
Client Project Name:	MSRM 2026-NQM10
Start - End Dates:	12/12/2025 - 9/3/2026
Deal Loan Count:	58

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	State Prepayment Penalty	CRDSTPP5890	PPP-Prepayment Penalty present on a XXX loan made to an LLC, without a natural borrower	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	3
Total				11

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